COMMON STOCK (Details Narrative) - Varian Biopharmaceuticals [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock compensation	$ 4	$ 6	$ 11	$ 672
Restricted shares	0		41,667